Disposals of Subsidiaries	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Disposals of Subsidiaries
4.	Disposals of Subsidiaries
On January 14, 2021 the Group entered a Share Purchase Agreement (“SPA”) with TELUS Corporation (“TELUS”), a Canadian publicly traded holding company which is the parent of various telecommunication subsidiaries, for the sale of the Babylon Health Canada Limited business. The entire issued share capital of Babylon Health Canada Limited was transferred to TELUS for a base price of $1,800 thousand CAD, which has been adjusted for working capital and net indebtedness. A further $3,500 thousand payment was made by TELUS that was attributable to a partial repayment of an Intercompany Loan due from Babylon Canada to Babylon Partners Limited. The remaining amount of the Intercompany loan was forgiven immediately prior to the execution of the SPA.
Effect of disposal:

2021
$’000
Cash and cash equivalents	(57)
Prepayments and contract assets	(1,322)
Property, plant and equipment	(922)
Right-of-use assets	(797)

2021
$’000
Trade and other receivables	(619)
Accruals and provisions	658
Lease liabilities	837
Borrowings	3,075
Trade and other payables	588

Net Assets and Liabilities Derecognised	1,441

Consideration Received	2,344

2021
$’000
Gain on Disposal
Consideration received	2,344
Net assets and liabilities derecognised	1,441
Working capital adjustment	132

Gain on disposal	3,917